Lease - Schedule of Minimum Future Annual Payments Under Non-Cancellable Leases (Details)	Dec. 31, 2025 USD ($)
Schedule of Minimum Future Annual Payments Under Non-Cancellable Leases [Abstract]
2026	$ 441,029
2027	442,890
2028	447,886
2029	459,843
2030	422,821
Thereafter	70,814
Total future minimum lease payments, undiscounted	2,285,283
Less: Imputed interest	(366,979)
Present value of future minimum lease payments	$ 1,918,304